Annual Total Returns [BarChart] - Pioneer Real Estate Shares VCT Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	10.02%
Annual Return 2012	16.41%
Annual Return 2013	1.75%
Annual Return 2014	30.87%
Annual Return 2015	4.79%
Annual Return 2016	6.05%
Annual Return 2017	3.50%
Annual Return 2018	(7.24%)
Annual Return 2019	28.16%
Annual Return 2020	(7.34%)